Underwriting Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Underwriting Information
Schedule of gross written premiums

Gross written premiums (GWP) by product are presented below:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2019		2018		2019		2018
	($ in thousands)				($ in thousands)
		% of		% of		% of		% of
	Amount	GWP	Amount	GWP	Amount	GWP	Amount	GWP
Product
Residential Earthquake	$35,711	53.9%	$21,483	53.7%	$95,005	53.2%	$58,106	52.2%
Specialty Homeowners	8,572	12.9%	7,116	17.8%	24,994	14.0%	21,331	13.4%
Commercial Earthquake	8,402	12.7%	4,856	12.1%	23,020	12.9%	14,936	19.1%
Commercial All Risk	7,077	10.7%	3,392	8.5%	21,929	12.3%	9,442	8.5%
Hawaii Hurricane	3,299	5.0%	2,614	6.5%	8,048	4.5%	6,130	5.5%
Flood	1,450	2.2%	533	1.4%	3,494	2.0%	1,403	1.3%
Other	1,731	2.6%	—	—%	2,129	1.1%	—	—%
Total Gross Written Premiums	$66,242	100.0%	$39,994	100.0%	$178,619	100.0%	$111,348	100.0%

Gross written premiums by state are as follows:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2019		2018		2019		2018
	($ in thousands)				($ in thousands)
		% of		% of		% of		% of
	Amount	GWP	Amount	GWP	Amount	GWP	Amount	GWP
State
California	$36,789	55.5%	$20,785	52.0%	$99,543	55.7%	$58,211	52.2%
Texas	11,239	17.0%	8,318	20.8%	32,678	18.3%	24,164	21.7%
Hawaii	3,675	5.5%	2,614	6.5%	8,688	4.9%	6,130	5.5%
Washington	2,910	4.4%	1,731	4.3%	6,430	3.6%	3,798	3.4%
Oregon	2,153	3.3%	1,506	3.8%	5,279	3.0%	3,901	3.5%
Mississippi	1,315	2.0%	629	1.6%	3,383	1.9%	1,766	1.6%
Illinois	1,269	1.9%	1,104	2.8%	3,524	2.0%	3,285	3.0%
South Carolina	1,258	1.9%	690	1.7%	4,614	2.5%	2,336	2.1%
Other	5,634	8.5%	2,617	6.5%	14,480	8.1%	7,757	7.0%
Total Gross Written Premiums	$66,242	100.0%	$39,994	100.0%	$178,619	100.0%	$111,348	100.0%

Gross written premiums (GWP) by product are presented below:

	Years ended December 31,
	2018		2017		2016
	($ in thousands)
	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
Product
Residential Earthquake	$81,679	52.7%	$57,328	47.7%	$32,662	39.7%
Specialty Homeowners	27,680	17.9%	26,516	22.0%	24,389	29.6%
Commercial Earthquake	20,946	13.5%	23,079	19.2%	20,580	25.0%
Commercial All Risk	14,338	9.3%	7,321	6.1%	1,784	2.2%
Hawaii Hurricane	8,128	5.2%	5,323	4.4%	2,872	3.5%
Flood	2,120	1.4%	667	0.6%	—	—
Total Gross Written Premium	$154,891	100%	$120,234	100%	$82,287	100%

Gross Written premiums by state are as follows:

	Years ended December 31,
	2018		2017		2016
	Amount	% of GWP	Amount	% of GWP	Amount	% GWP
	($ in thousands)
State
California	$82,119	53.0%	$64,231	53.4%	$44,999	54.7%
Texas	32,568	21.0%	29,273	24.4%	25,286	30.7%
Hawaii	8,128	5.2%	5,323	4.4%	2,872	3.5%
Illinois	4,403	2.8%	4,854	4.0%	332	0.4%
Oregon	5,286	3.4%	4,250	3.6%	3,278	4.0%
Washington	5,658	3.7%	2,803	2.3%	1,513	1.8%
South Carolina	3,208	2.1%	1,706	1.4%	674	0.8%
Oklahoma	1,261	0.8%	1,302	1.1%	1,030	1.3%
All Other States	12,260	8.0%	6,492	5.4%	2,303	2.8%
	$154,891	100%	$120,234	100%	$82,287	100%